Net interest income (Tables)	12 Months Ended
Dec. 31, 2020
Net interest income
Schedule of Net interest income

	2020	2019	2018
	£m	£m	£m
Balances at central banks	90	321	358
Loans to banks - amortised cost	246	405	164
Loans to customers - amortised cost	9,252	9,795	9,993
Other financial assets	483	854	534
Interest receivable	10,071	11,375	11,049

Balances with banks	144	319	250
Customer deposits	911	1,256	849
Other financial liabilities	846	1,102	791
Subordinated liabilities	402	483	461
Internal funding of trading businesses	19	168	42
Interest payable	2,322	3,328	2,393
Net interest income	7,749	8,047	8,656